Income Taxes (Income before Income Taxes and Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Taxes [Line Items]
Income before Income Taxes, Japan	¥ 176,158	¥ 311,351	¥ 171,569
Income before Income Taxes, Overseas	191,010	193,525	115,992
Income before Income Taxes	367,168	504,876	287,561
Current provision for income taxes	58,298	175,056	65,229
Deferred provision for income taxes	29,202	12,208	25,518
Provision for income taxes	87,500	187,264	90,747
Japan
Income Taxes [Line Items]
Current provision for income taxes	30,808	136,623	45,262
Deferred provision for income taxes	14,302	(631)	10,642
Overseas
Income Taxes [Line Items]
Current provision for income taxes	27,490	38,433	19,967
Deferred provision for income taxes	¥ 14,900	¥ 12,839	¥ 14,876